Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 4,619	$ 4,819
Accounts receivable (net of allowance for doubtful accounts of $488 and $443)	11,458	11,099
Inventories and contracts in progress, net	10,330	9,537
Future income tax benefits, current	1,964	1,611
Assets held for sale	0	1,071
Other assets, current	1,071	1,473
Total Current Assets	29,442	29,610
Customer financing assets	1,156	1,150
Future income tax benefits	1,236	1,599
Fixed assets, net	8,866	8,518
Goodwill	28,168	27,801
Intangible assets, net	15,521	15,189
Other assets	6,205	5,542
Total Assets	90,594	89,409
Liabilities and Equity
Short-term borrowings	388	503
Accounts payable	6,965	6,431
Accrued liabilities	15,335	15,310
Liabilities held for sale	0	421
Long-term debt currently due	112	1,121
Total Current Liabilities	22,800	23,786
Long-term debt	19,741	21,597
Future pension and postretirement benefit obligations	3,444	7,520
Other long-term liabilities	11,279	9,199
Total Liabilities	57,264	62,102
Commitments and contingent liabilities (Notes 5 and 17)
Redeemable noncontrolling interest	111	238
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	0	0
Common Stock, $1 par value; 4,000,000 shares authorized; 1,417,724 and 1,407,780 shares issued	14,764	13,976
Treasury Stock - 501,038 and 488,931 common shares at average cost	(20,431)	(19,251)
Retained earnings	40,539	36,776
Unearned ESOP shares	(126)	(139)
Total Accumulated other comprehensive loss	(2,880)	(5,448)
Total Shareowners' Equity	31,866	25,914
Noncontrolling interest	1,353	1,155
Total Equity	33,219	27,069
Total Liabilities and Equity	$ 90,594	$ 89,409